Revenue and segmented information	9 Months Ended
Sep. 30, 2023
Revenue and segmented information
Revenue And Segmented Information

20. Revenue and segmented information

IFRS 8 requires operating segments to be determined based on the Company’s internal reporting to the Chief Operating Decision Maker (“CODM”). The CODM has been determined to be the Company’s chief executive officer as he is primarily responsible for the allocation of resources and the assessment of performance. The CODM uses gross profit, as reviewed at periodic business review meetings, as the key measure of the Company’s results as it reflects the Company’s underlying performance for the period under evaluation.

The CODM’s primary focus for review and resource allocation is the Company as a whole and not any component part of the business. Having considered these factors, management has judged that the Company has one operating segment under IFRS 8.

The following disaggregates revenue by revenue stream and geographic region for the three and nine months ended September 30, 2023, and 2022.

Three months ended September 30, 2023
	United Kingdom	USA	Canada	Spain	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	4,543,603	-	-	4,543,603
Agency Revenue	965,377	8,204,583	-	-	9,169,960
SaaS	-	1,576,397	-	755,089	2,331,486
Total Revenue	965,377	14,324,583	-	755,089	16,045,049

Cost of sales	812,018	10,743,394	-	85,975	11,641,387
Gross profit	153,359	3,581,189	-	669,114	4,403,662

Three months ended September 30, 2022
	United Kingdom	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	4,151,041	-	-	4,151,041
Agency Revenue	1,540,915	4,441,324	-	-	5,982,239
SaaS	-	-	-	-	-
Total Revenue	1,540,915	8,592,365	-	-	10,133,280

Cost of sales	1,268,089	5,279,146	-	-	6,547,235
Gross profit	272,826	3,313,219	-	-	3,586,045
Nine months ended September 30, 2023
	United Kingdom	USA	Spain	Total
Revenue channel	$	$	$	$
Team Revenue	-	9,581,162	-	9,581,162
Agency Revenue	2,373,925	18,637,266	-	21,011,191
SaaS	-	3,224,951	1,417,268	4,642,219
Total Revenue	2,373,925	31,443,379	1,417,268	35,234,572

Cost of sales	1,981,432	22,695,354	156,447	24,833,233
Gross profit	392,493	8,748,025	1,260,821	10,401,339

Nine months ended September 30, 2022
	United Kingdom	USA	Mexico	Total
Revenue channel	$	$	$	$
Team Revenue	-	8,355,283	99,848	8,455,131
Agency Revenue	4,035,666	9,338,449	-	13,374,115
SaaS	-	-	-	-
Total Revenue	4,035,666	17,693,732	99,848	21,829,246

Cost of sales	3,280,655	10,248,233	51,951	13,580,839
Gross profit	755,011	7,445,499	47,897	8,248,407